Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2018
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$41,435	-	$41,435	-
	Fair Value Measurement as of December 31, 2017
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$229,451	-	$229,451	-
Interest rate swap contracts, long-term portion	$16,631	-	$16,631	-

Fair Value Measurements, Nonrecurring [Table Text Block]
	December 31, 2016
	Fair Value	Level 1	Level 2	Level 3	Loss 2016
Vessels held for sale	$2,946,923	-	$2,946,923	-	$5,924,668
Other investment	$4,000,000	-	-	$4,000,000	$4,421,452
Investment in joint venture	0	-	-	0	$14,071,075
	December 31, 2017
	Fair Value	Level 1	Level 2	Level 3	Loss 2017
Vessels held for sale	$5,000,000	-	$5,000,000	-	$4,595,819
Vessel profit participating liability	$1,297,100	-	$1,297,100	-	-
	December 31, 2018
	Fair Value	Level 1	Level 2	Level 3	Loss 2018
Vessel profit participating liability	$1,067,500	-	$1,067,500	-	-